Changes in Components of Accumulated Other Comprehensive Income (Loss) (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Accumulated Net Unrealized Investment Gain (Loss) USD ($)	Mar. 31, 2011 Accumulated Net Unrealized Investment Gain (Loss) JPY (¥)	Mar. 31, 2010 Accumulated Net Unrealized Investment Gain (Loss) JPY (¥)	Mar. 31, 2009 Accumulated Net Unrealized Investment Gain (Loss) JPY (¥)	Mar. 31, 2011 Accumulated Defined Benefit Plans Adjustment USD ($)	Mar. 31, 2011 Accumulated Defined Benefit Plans Adjustment JPY (¥)	Mar. 31, 2010 Accumulated Defined Benefit Plans Adjustment JPY (¥)	Mar. 31, 2009 Accumulated Defined Benefit Plans Adjustment JPY (¥)	Mar. 31, 2011 Accumulated Translation Adjustment USD ($)	Mar. 31, 2011 Accumulated Translation Adjustment JPY (¥)	Mar. 31, 2010 Accumulated Translation Adjustment JPY (¥)	Mar. 31, 2009 Accumulated Translation Adjustment JPY (¥)	Mar. 31, 2011 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges USD ($)	Mar. 31, 2011 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges JPY (¥)	Mar. 31, 2010 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges JPY (¥)	Mar. 31, 2009 Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges JPY (¥)
Beginning Balance	$ (956)	¥ (79,459)	¥ (92,384)	¥ (19,295)	$ 90	¥ 7,495	¥ (5,615)	¥ 36,286	$ (110)	¥ (9,092)	¥ (16,221)	¥ (4,123)	$ (934)	¥ (77,651)	¥ (71,791)	¥ (53,802)	$ (2)	¥ (211)	¥ 1,243	¥ 2,344
Cumulative effect of applying new accounting standards for the consolidation of variable interest entities, net of tax of ¥2,265 million or $27 million in 2011	(41)	(3,406)			(43)	(3,597)							2	191
Beginning Balance Restated	(997)	(82,865)			47	3,898			(110)	(9,092)			(932)	(77,460)			(2)	(211)
Net unrealized gains (losses) on investment in securities, net of tax of ¥(2,379) or $(29) million in 2011, ¥ (6,610) million in 2010 and ¥ 30,939 million in 2009	39	3,292	11,357	(48,225)	39	3,292	11,357	(48,225)
Reclassification adjustment included in net income, net of tax of ¥(3,289) or $(39) million in 2011, ¥(1,206) million in 2010, and ¥ (3,406) million in 2009	52	4,313	1,753	6,324	52	4,313	1,753	6,324
Defined benefit pension plans, net of tax of ¥1,339 or $16 million in 2011, ¥(4,567) million in 2010, and ¥8,169 million in 2009	(23)	(1,934)	6,601	(11,804)					(23)	(1,934)	6,601	(11,804)
Reclassification adjustment included in net income, net of tax of ¥88 or $1 million in 2011, ¥(358) million in 2010, ¥193 million in 2009	(1)	(72)	528	(294)					(1)	(72)	528	(294)
Foreign currency translation adjustments, net of tax of ¥245 or $3 million in 2011, ¥ (4,487) million in 2010, and ¥2,309 million in 2009	(218)	(18,158)	(6,199)	(18,275)									(218)	(18,158)	(6,199)	(18,275)
Reclassification adjustment included in net income, net of tax of ¥(31) or $0 million in 2011, ¥(235) million in 2010 and ¥(198) million in 2009	1	44	339	286									1	44	339	286
Net unrealized gains (losses) on derivative instruments, net of tax of ¥488 or $6 million in 2011, ¥743 million in 2010, and ¥274 million in 2009	(12)	(1,011)	(630)	(944)													(12)	(1,011)	(630)	(944)
Reclassification adjustment included in net income, net of tax of ¥(150) or $(2) million in 2011, ¥323 million in 2010, and ¥116 million in 2009	2	211	(824)	(157)													2	211	(824)	(157)
Change during year	(160)	(13,315)	12,925	(73,089)	91	7,605	13,110	(41,901)	(24)	(2,006)	7,129	(12,098)	(217)	(18,114)	(5,860)	(17,989)	(10)	(800)	(1,454)	(1,101)
Ending Balance	$ (1,157)	¥ (96,180)	¥ (79,459)	¥ (92,384)	$ 138	¥ 11,503	¥ 7,495	¥ (5,615)	$ (134)	¥ (11,098)	¥ (9,092)	¥ (16,221)	$ (1,149)	¥ (95,574)	¥ (77,651)	¥ (71,791)	$ (12)	¥ (1,011)	¥ (211)	¥ 1,243